STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

a)	Preferred stock

The Company is authorized to issue a total number of 25,000,000 shares of “blank check” preferred stock with a par value of $0.001. As of June 30, 2023, and December 31, 2022, there were no shares of preferred stock issued or outstanding.

b)	Common stock

The Company is authorized to issue a total number of 300,000,000 shares of common stock with a par value of $0.001.

As of June 30, 2023, there were 45,366,760 (December 31, 2022 - 40,528,191) shares of common stock issued and outstanding.

During the six months ended June 30, 2023, the Company completed the following issuances:

●	The Company issued 240,000 shares of common stock to Nicholas DeVito as part of the Confidential Settlement Agreement, dated November 18, 2022 (see Note 10).
●	The Company issued 2,652,159 shares of common stock on exercise of warrants granted as part of the Somahlution acquisition, completed on July 30, 2020.
●	The Company issued 600,000 shares to Mr. Frank Maresca in order to reimburse Mr. Maresca for the shares of Common Stock that were previously cancelled.
●	The Company issued 1,346,410 shares on conversion of the debt (see Note 7).

c)	Options

On May 18, 2021, the Company’s Board of Directors approved the Marizyme, Inc. Amended and Restated 2021 Stock Incentive Plan (“SIP”). The SIP incorporates stock options issued prior to May 18, 2021. The SIP authorized 5,300,000 options for issuance. On December 27, 2022, the Board of Directors requested that stockholders ratify an amendment to the SIP to increase the maximum number of shares of common stock available for issuance pursuant to awards granted under the SIP by 1,900,000 to 7,200,000, which was approved by the stockholders. As of June 30, 2023, there remains 2,924,057 options available for issuance (December 31, 2022 – 2,924,057).

During the three and six months ended June 30, 2023, the Company granted Nil (December 31, 2022 – 400,000) share purchase options to directors of the Company.

The summary of option activity for the six months ended June 30, 2023, is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Life	Total Intrinsic Value
Outstanding at December 31, 2021	3,650,943	$1.24	8.34
Granted	400,000	2.20
Expired	(62,502)	1.25
Forfeited	(62,498)	1.25
Outstanding at December 31, 2022	3,925,943	$1.33	6.06	$-
Granted/forfeited	-	-	-	-
Outstanding at June 30, 2023	3,925,943	1.33	5.56
Exercisable at June 30, 2023	3,479,831	$1.26	5.17	$-

As of June 30, 2023, the Company had the following options outstanding:

Exercise Price	Number of Options Outstanding	Number of Options Exercisable	Weighted Average Remaining Contractual Years	Intrinsic Value
$1.01	1,985,943	1,985,943	3.00	$-
1.25	540,000	533,888	7.66	-
1.37	200,000	200,000	7.14	-
1.75	800,000	520,000	8.41	-
2.20	400,000	240,000	8.95	-
$1.33	3,925,943	3,479,831	5.56	-

d)	Restricted Share Units

During the year ended December 31, 2021, the Company granted restricted share awards for an aggregate of 350,000 shares of common stock to directors, senior officers and consultants of the Company, with underlying performance conditions. As of June 30, 2023, only two out of four performance conditions have been achieved. Compensation cost of $Nil for the restricted share awards was recognized in stock-based compensation for the three and six months ended June 30, 2023 (June 30, 2022 - $Nil and $295,750, respectively).

e)	Warrants

As of June 30, 2023 and December 31, 2022, there were 478,757,133 and 20,048,487 warrants outstanding, respectively.

	Number	Weighted Average Price
Balance, December 31, 2021	12,144,834	$2.90
Issued pursuant to Unit Purchase Agreement	8,360,147	2.25
Issued	878,398	1.16
Exercised	(300,000)	0.01
Expired	(113,637)	3.00
Cancelled pursuant to FINRA	(578,398)	1.75
Cancelled as part of debt extinguishment	(342,857)	2.25
Balance, December 31, 2022	20,048,487	$2.64
Warrants modified pursuant to debt extinguishment (Note 7)	355,577,447	0.10
Issued pursuant to debt agreements (Note 7)	94,533,358	0.15
Issued pursuant to Hexin Promissory Note (Note 6)	11,250,000	0.13
Exercised	(2,652,159)	0.10
Balance, June 30, 2023	478,757,133	$0.12

On April 13, 2023, the Company delivered offer letter agreements (the “Somahlution Warrant Offer Letter Agreements”) to the Former Somahlution Owners, which offered to allow the Former Somahlution Owners to exercise the Somahlution Warrants to purchase the number of restricted shares of common stock issuable under the Somahlution Warrants at an exercise price reduced by the Company from $5.00 per share to $0.10 per share, on or prior to April 21, 2023, for maximum total cash proceeds of $299,996. As of the conclusion of this offer period, four of the Former Somahlution Owners had entered into Somahlution Warrant Offer Letter Agreements and had exercised their Somahlution Warrants to purchase a total of 2,652,159 shares of common stock for gross proceeds of approximately $265,216 (the “Somahlution Warrants Exercise”).

As a result of this warrant exercise, pursuant to the terms applicable to the Convertible Notes and the Class C Warrants (see Note 7), the conversion price of the Convertible Notes adjusted from $1.75 per share to $0.10 per share, the exercise price of the Class C Warrants adjusted from $2.25 per share to $0.10 per share, and the number of shares that the Class C Warrants may be exercised to purchase was increased proportionately. In connection with these developments and the lack of sufficient authorized shares of common stock under the Company’s articles of incorporation to meet its obligations under outstanding convertible or exercisable securities, the Company also obtained additional conversion and exercise rights waivers from Convertible Note and Class C Warrant holders. As a result of these adjustment provisions and the conversion and exercise terms applicable to the Class C Warrants, including the effect of the applicable waivers, the number of shares that the Class C Warrants may be exercised to purchase adjusted from 5,109,904 shares of common stock to 114,973,110 shares.

In May 2023, the Company issued OID Convertible Notes for aggregate principal of $3,781,335 and convertible into up to 37,813,350 shares of common stock not including shares convertible from interest under the Convertible Notes, Class E Warrants exercisable for the purchase of 47,266,679 shares of common stock at $0.10 per share, and Class F Warrants for the purchase of 47,266,679 shares of common stock at $0.20 per share. The OID Convertible Notes, Class E Warrants and Class F Warrants will not be convertible or exercisable until the Capital Event Amendment becomes effective. As described in Note 7, Class E and Class F warrants were accounted for as a liability, were fair valued at an aggregate amount of $5,461,702 and were recorded as a short-term derivative liability on the condensed consolidated balance sheets at June 30, 2023.

Pursuant to the Hexin Promissory Note (see Note 6), on May 22, 2023, the Company issued Hexin a Class E Warrant that may be exercised to purchase 7,500,000 shares of common stock for $0.10 per share, and a Class F Warrant that may be exercised to purchase 3,750,000 shares of common stock for $0.20 per share (collectively, the “Hexin Warrants”). The Hexin Warrants will be exercisable in accordance with the exercise terms and conditions of the other Class E and Class F Warrants described above (see Note 7). The warrants issued had an average term of 5 years, vested immediately, and were fair valued at $1,333,127 and were recorded in other general and administrative expenses in the condensed consolidated statements of operations for the three and six months ended June 30, 2023.

f)	Stock-based compensation

During the three and six months ended June 30, 2023, the Company recorded $160,762 and $371,728 in non-cash share-based compensation, respectively (June 30, 2022 - $676,242 and $1,392,674, respectively).

8. Stockholders’ Equity

a)	Preferred stock

The Company is authorized to issue a total number of 25,000,000 shares of “blank check” preferred stock with a par value of $0.001. As of December 31, 2022 and 2021, there were no shares of preferred stock issued or outstanding.

b)	Common stock

The Company is authorized to issue a total number of 75,000,000 shares of common stock with a par value of $0.001.

As of December 31, 2022 and 2021 there were 40,528,191 shares of common stock issued and outstanding. During the year ended December 31, 2022, the Company had the following share issuances and cancellations:

●	On March 1, 2022, the Company issued 300,000 upon exercise of warrants.
●	On October 29, 2022, the Company repurchased and cancelled 300,000 shares of common stock.

During the year ended December 31, 2021, the Company had the following share issuances:

●	On December 22, 2021, the Company issued 4,600,000 pursuant to the My Health Logic transaction completion (see Note 2).

c)	Options

On May 18, 2021, the Company’s Board of Directors approved the Marizyme, Inc. Amended and Restated 2021 Stock Incentive Plan (“SIP”). The SIP incorporates stock options issued prior to May 18, 2021. The SIP authorized 5,300,000 options for issuance. On December 27, 2022, the Board of Directors requested that stockholders ratify an amendment to the SIP to increase the maximum number of shares of common stock available for issuance pursuant to awards granted under the SIP by 1,900,000 to 7,200,000, which was approved by the stockholders. As of December 31, 2022, there remains 2,924,057 options available for issuance.

During the year ended December 31, 2022, the Company granted 400,000 (2021 – 1,532,500) share purchase options to directors, officers, employees, and consultants of the Company. The weighted-average assumptions used to estimate the fair value of stock options using the Black-Scholes option valuation model were as follows:

	2022	2021
Risk-free interest rate	2.98%	1.09%
Volatility	117.58%	252.08%
Exercise price	$2.20	$1.51
Dividend yield	0%	0%
Forfeiture rate	0%	0%
Expected life (years)	9.95	6.38

The Company recognizes forfeitures as they occur.

The summary of option activity for the years ended December 31, 2022 and 2021 was as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Life	Total Intrinsic Value
Outstanding at December 31, 2020	3,800,943	$1.36	8.82
Granted	1,532,500	1.51
Forfeited	(1,682,500)	1.36
Outstanding at December 31, 2021	3,650,943	$1.24	8.34
Granted	400,000	2.20
Expired	(62,502)	1.25
Forfeited	(62,498)	1.25
Outstanding at December 31, 2022	3,925,943	$1.33	6.06	$-
Exercisable at December 31, 2022	3,193,720	$1.20	5.36	$-

As of December 31, 2022, the Company had the following options issued and outstanding:

Exercise Price	Number of Options Outstanding	Number of Options Exercisable	Weighted Average Remaining Contractual Years	Intrinsic Value
$1.01	1,985,943	1,985,943	3.49	$-
1.25	540,000	527,777	8.16	-
1.37	200,000	200,000	7.63	-
1.75	800,000	360,000	8.91	-
2.20	400,000	120,000	9.44	-
$1.33	3,925,943	3,193,720	6.06	$-

d)	Restricted Share Units

During the year ended December 31, 2021, the Company granted restricted share awards for an aggregate of 350,000 shares of common stock to directors, senior officers and consultants of the Company, with underlying performance conditions. As of December 31, 2022, the Company determined that the following performance conditions attached to the restricted share awards were achieved:

●	The Company will raise financing for the gross proceeds that equal or exceed $5,000,000, and
●	The Company will complete valuation reports for acquisition of Somahlution and My Health Logic.

Therefore, compensation cost of $295,750 for the restricted share awards was recognized in stock-based compensation for the year ended December 31, 2022 (2021 - $Nil).

e)	Warrants

	Number	Weighted Average Price
December 31, 2020	3,393,651	$4.63
Issued pursuant to Unit Purchase Agreement	8,521,183	2.25
Issued	230,000	1.39
December 31, 2021	12,144,834	$ 2.90
Issued pursuant to Unit Purchase Agreement	8,360,147	2.25
Issued	878,398	1.16
Exercised	(300,000)	0.01
Expired	(113,637)	3.00
Cancelled pursuant to FINRA	(578,398)	1.75
Cancelled as part of debt extinguishment	(342,857)	2.25
December 31, 2022	20,048,487	$2.64

During the year ended December 31, 2022, the Company issued the following:

Unit Purchase Agreements Warrants

During the year ended December 31, 2022, pursuant to the applicable Unit Purchase Agreement, the Company issued an aggregate of 8,360,159 additional New Class C Warrants with an exercise price of $2.25 share and a term of five years. However, on October 28, 2022, following the October 2022 Letter Agreement, the Company extinguished convertible promissory notes held by Univest and Mr. Richmond (see Note 7), as well as Class C Warrants, attached to them. As the result the total of 342,857 Class C Warrants were cancelled.

Other Warrants

On January 26 and February 14, 2022, in exchange for services of Mr. Richmond, the Company granted him 300,000 warrants to purchase an aggregate 300,000 shares of Marizyme’s common stock at an exercise price of $0.01 per share. The warrants issued had an average term of 5 years, vested immediately, and were fair valued at $568,677 and recorded in salary expense in the consolidated statement of operations for the year ended December 31, 2022. On March 15, 2022, Mr. Richmond exercised 300,000 warrants issued to him.

On June 26, 2022, the Company issued an additional 347,039 warrants to Mr. Richmond and 231,359 warrants to Univest to purchase an aggregate 578,398 shares of Marizyme’s common stock at an exercise price of $1.75 per share. The warrants issued had an average term of 5 years, vested immediately, and were fair valued at $1,281,854, of which $769,113 was recorded in salary expense and $512,741 in professional fees in the consolidated statements of operations for the year ended December 31, 2022. On October 28, 2022, following the October 2022 Letter Agreement, the aggregate 578,398 warrants granted to Mr. Richmond and Univest were cancelled.

During the year ended December 31, 2021, the Company issued the following:

Unit Purchase Agreements Warrants

Pursuant to the May Unit Purchase Agreement (see Note 7) the Company issued (i) Class A Warrants for the purchase an aggregate of 469,978 shares of common stock, with a strike price of $3.13 per share and a term of five years, and (ii) Class B Warrants for the purchase an aggregate of 469,978 shares of common stock with a strike price of $5.00 per share and a term of five years.

On September 29, 2021, pursuant to the September 2021 Amended Unit Purchase Agreement, all Class A and Class B warrants were replaced with an aggregate of 1,045,549 pro rata Class C Warrants. The warrants had a strike price of 2.25 per share and a term of five years.

On December 2, 2021, the Company issued additional 197,777 Class C Warrants with the terms and conditions stipulated in the September 2021 Amended Unit Purchase Agreement.

On December 21, 2021, pursuant to the December 2021 Exchange Agreements (Note 7) all previously issued Original Class C Warrants were replaced with an aggregate of 1,664,044 pro rata New Class C Warrants with an exercise price of $2.25 per share (unchanged) and a five-year life measured from the date of the December 2021 Exchange Agreements. The decrease in the Unit price also resulted in additional number of New Class C Warrants being issued in exchange for the Original Class C Warrants due to the 200% warrant coverage provided for in the Unit Purchase Agreement.

On December 21, 2021, pursuant to the December 2021 Unit Purchase Agreement the Company issued additional 6,857,143 New Class C Warrants with an exercise price of $2.25 per share and a term of five years.

The detachable warrants issued were accounted for as an equity instrument and were ascribed an aggregate fair market value of $4,447,982 using the residual fair value allocation method.

Other Warrants

During the year ended December 2021, the Company issued warrants for the purchase of an aggregate of 230,000 shares of common stock for a settlement and services rendered. The warrants issued have an average strike price of $1.39 per share and an average term of 4.74 years, were fair valued at $368,287 and recorded in professional fees and salary expense in the consolidated statements of operations for the year ended December 31, 2021.

f)	Stock-based compensation

During the year ended December 31, 2022, the Company recorded $1,905,948 in non-cash share-based compensation (2021 - $898,444).